Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities
Accrued expenses and other liabilities, current and non-current consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Salaries and benefits payables	246,189	257,207
Taxes payable	103,067	101,487
Product warranties	61,432	41,924
Accrued costs of the Merger	136,756	54,984
Other payables and accrued charges*	237,690	158,938
Accrued expenses and other current liabilities	785,134	614,540
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*Other payables and accrued charges primarily include accrual for research and development expenses.